Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.68%
Brazil: 4.89%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	743,700	$2,282,220
Banco BTG Pactual SA (Financials, Capital markets)	243,372	2,772,344
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	108,284	2,905,680
Fras-Le SA (Consumer discretionary, Automobile components)	425,200	1,963,301
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	499,100	3,123,909
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	302,646	4,345,996
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	520,960	3,700,249
		21,093,699
Chile: 0.68%
Banco Itau Chile SA (Financials, Banks)	107,156	2,918,546
China: 24.97%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	881,400	19,089,986
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	211,800	2,121,497
Baidu, Inc. Class A (Communication services, Interactive media & services)†	255,144	4,990,464
China Construction Bank Corp. Class H (Financials, Banks)	6,382,000	6,461,978
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	533,000	3,265,368
China Resources Land Ltd. (Real estate, Real estate management & development)	748,500	2,939,540
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	632,500	2,367,392
Contemporary Amperex Technology Co. Ltd. Class A (Industrials, Electrical equipment)	77,658	3,911,679
H World Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	610,500	2,991,505
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks)	3,096,000	2,572,041
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	412,778	1,564,737
Kanzhun Ltd. ADR (Industrials, Professional services)	103,819	1,922,728
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	9,200	1,854,961
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	233,458	2,606,894
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	935,500	3,392,761
Ningbo Joyson Electronic Corp. Class H (Consumer discretionary, Automobile components)†	996,500	2,150,637
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	484,602	4,655,276
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	405,000	2,185,724
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	105,600	2,876,283
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	276,000	2,201,047
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	879,200	2,349,905
Tencent Holdings Ltd. (Communication services, Interactive media & services)	290,500	22,534,658
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	165,900	2,361,475
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
China(continued)
Yealink Network Technology Corp. Ltd. Class A (Information technology, Communications equipment)	398,532	$2,200,716
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Industrials, Machinery)	1,953,400	2,192,921
		107,762,173
Greece: 0.80%
Piraeus Bank SA (Financials, Banks)	341,445	3,444,267
Hong Kong: 0.42%
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	1,012,500	1,819,677
Hungary: 0.72%
OTP Bank Nyrt (Financials, Banks)	24,652	3,105,798
India: 12.54%
Ashok Leyland Ltd. (Industrials, Machinery)	1,407,220	3,008,954
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	26,725	2,788,348
Bank of Maharashtra (Financials, Banks)	5,665,180	4,019,745
DLF Ltd. (Real estate, Real estate management & development)	344,441	2,380,523
Embassy Office Parks REIT (Real estate, Office REITs)	1,081,374	5,105,014
HDFC Asset Management Co. Ltd. (Financials, Capital markets)144A	83,115	2,273,052
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)	102,569	2,448,833
IndiaMart InterMesh Ltd. (Industrials, Trading companies & distributors)144A	69,543	1,664,647
Indian Energy Exchange Ltd. (Financials, Capital markets)144A	1,228,516	1,693,312
Indus Towers Ltd. (Communication services, Diversified telecommunication services)†	1,145,042	5,530,558
Infosys Ltd. (Information technology, IT services)	233,282	4,161,606
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	2,186,561	1,858,829
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	225,115	2,148,917
Nuvama Wealth Management Ltd. (Financials, Capital markets)	254,749	3,725,934
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	771,179	2,150,373
Shriram Finance Ltd. (Financials, Consumer finance)	314,446	3,486,723
State Bank of India (Financials, Banks)	484,026	5,667,820
		54,113,188
Malaysia: 0.51%
Hong Leong Bank Bhd. (Financials, Banks)	334,800	2,191,233
Mexico: 2.11%
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	20,375	2,126,335
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	86,005	2,364,301
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	220,600	2,486,988
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	467,784	2,144,055
		9,121,679
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Peru: 1.12%
Cia de Minas Buenaventura SAA ADR (Materials, Metals & mining)	67,118	$2,299,463
Credicorp Ltd. (Financials, Banks)	7,135	2,545,982
		4,845,445
Philippines: 0.39%
International Container Terminal Services, Inc. (Industrials, Transportation infrastructure)	154,510	1,684,690
Poland: 0.68%
Budimex SA (Industrials, Construction & engineering)	15,119	2,931,035
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 2.86%
Al Rajhi Bank (Financials, Banks)	75,896	2,167,309
Arabian Internet & Communications Services Co. (Information technology, IT services)	31,219	1,951,031
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	173,281	3,260,820
Saudi National Bank (Financials, Banks)	261,540	3,128,132
The Company for Cooperative Insurance (Financials, Insurance)	50,626	1,849,191
		12,356,483
Singapore: 1.12%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	224,400	2,329,571
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	700,600	2,527,910
		4,857,481
South Africa: 4.22%
Absa Group Ltd. (Financials, Banks)	359,769	5,672,786
FirstRand Ltd. (Financials, Financial services)	419,923	2,405,613
Gold Fields Ltd. ADR (Materials, Metals & mining)	63,791	3,197,205
Impala Platinum Holdings Ltd. (Materials, Metals & mining)	116,194	2,272,990
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	42,037	2,580,186
Pepkor Holdings Ltd. (Consumer discretionary, Specialty retail)144A	1,275,053	2,090,128
		18,218,908
South Korea: 12.67%
Coway Co. Ltd. (Consumer discretionary, Household durables)†	30,469	1,765,398
Hana Financial Group, Inc. (Financials, Banks)	29,542	2,054,435
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	13,839	1,763,285
Hyundai Motor Co. (Consumer discretionary, Automobiles)	13,982	4,856,885
KB Financial Group, Inc. (Financials, Banks)	50,273	4,722,044
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)†	47,079	1,831,613
POSCO Holdings, Inc. (Materials, Metals & mining)	10,932	2,639,204
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
South Korea(continued)
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	238,395	$26,582,185
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	13,421	8,475,538
		54,690,587
Taiwan: 19.95%
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	216,000	2,055,672
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	906,000	8,550,429
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	98,000	3,799,174
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	693,000	4,855,624
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	24,000	1,837,941
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	188,000	10,514,140
Nan Pao Resins Chemical Co. Ltd. (Materials, Chemicals)	137,000	1,351,716
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	247,000	2,197,649
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	863,000	48,675,723
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	20,000	2,272,005
		86,110,073
Thailand: 0.47%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	3,180,600	2,041,892
United Arab Emirates: 1.41%
ADNOC Drilling Co. PJSC (Energy, Energy equipment & services)	1,433,234	2,080,092
Emaar Properties PJSC (Real estate, Real estate management & development)	432,415	1,766,160
Emirates NBD Bank PJSC (Financials, Banks)	265,763	2,250,573
		6,096,825
United Kingdom: 0.68%
Fresnillo PLC (Materials, Metals & mining)	57,786	2,927,227
United States: 1.47%
Southern Copper Corp. (Materials, Metals & mining)	33,387	6,354,214
Total common stocks (Cost $253,799,320)		408,685,120
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 2.73%
Brazil: 0.56%
Itau Unibanco Holding SA (Financials, Banks)†	0.00	280,621	$2,426,157
South Korea: 2.17%
LG Chem Ltd. (Materials, Chemicals)	0.73	13,622	1,505,669
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.39	95,973	7,827,727
			9,333,396
Total preferred stocks (Cost $5,605,245)			11,759,553

		Yield
Short-term investments: 2.45%
Investment companies: 2.45%
Allspring Government Money Market Fund Select Class♠∞		3.63%	10,591,477	10,591,477
Total short-term investments (Cost $10,591,477)				10,591,477
Total investments in securities (Cost $269,996,042)	99.86%			431,036,150
Other assets and liabilities, net	0.14			600,339
Total net assets	100.00%			$431,636,489

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $0 (original cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,179,646	$36,657,873	$(33,246,042)	$0	$0	$10,591,477	10,591,477	$80,870
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund | 5

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2026, such fair value pricing was used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Emerging Markets Equity Advantage Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$21,093,699	$0	$0	$21,093,699
Chile	2,918,546	0	0	2,918,546
China	107,762,173	0	0	107,762,173
Greece	3,444,267	0	0	3,444,267
Hong Kong	1,819,677	0	0	1,819,677
Hungary	3,105,798	0	0	3,105,798
India	54,113,188	0	0	54,113,188
Malaysia	2,191,233	0	0	2,191,233
Mexico	9,121,679	0	0	9,121,679
Peru	4,845,445	0	0	4,845,445
Philippines	1,684,690	0	0	1,684,690
Poland	2,931,035	0	0	2,931,035
Russia	0	0	0	0
Saudi Arabia	6,928,354	5,428,129	0	12,356,483
Singapore	4,857,481	0	0	4,857,481
South Africa	18,218,908	0	0	18,218,908
South Korea	54,690,587	0	0	54,690,587
Taiwan	86,110,073	0	0	86,110,073
Thailand	2,041,892	0	0	2,041,892
United Arab Emirates	6,096,825	0	0	6,096,825
United Kingdom	2,927,227	0	0	2,927,227
United States	6,354,214	0	0	6,354,214
Preferred stocks
Brazil	2,426,157	0	0	2,426,157
South Korea	9,333,396	0	0	9,333,396
Short-term investments
Investment companies	10,591,477	0	0	10,591,477
Total assets	$425,608,021	$5,428,129	$0	$431,036,150
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Advantage Fund | 7